Long-term debt - Financial Covenants (Details) - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Long-term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	1.94	1.72
Consolidated total senior debt to consolidated EBITDA	1.56	1.34
Consolidated EBITDA to consolidated interest expense	13.46%	14.57%
Top of range [member]
Disclosure of Long-term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	4.0
Consolidated total senior debt to consolidated EBITDA	3.5
Consolidated EBITDA to consolidated interest expense	2.50%